10. INVESTMENT IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
Investment In Associates Tables
Investments in associates
	At December 31	At December 31
(in thousands)	2017	2016

Investment in associates-by investee:
GoviEx	$4,203	$4,692
	$4,203	$4,692

Investment in GoviEx
(in thousands except share amounts)	Number of Common Shares

Balance-December 31, 2015	-	$-
Investment at cost:
Acquisition of Consideration Shares (note 5)	56,050,450	3,954
Purchase of Concurrent Shares (note 5)	9,093,571	285
Share of equity loss	-	(96)
Dilution gain	-	549
Balance-December 31, 2016	65,144,021	$4,692

Share of equity loss	-	(751)
Dilution gain	-	262
Balance-December 31, 2017	65,144,021	$4,203

Consolidated financial information of GoviEx
	At December 31	At December 31
(in thousands)	2017	2016

Total current assets	$6,978	$4,480
Total non-current assets	24,530	23,937
Total current liabilities	(7,792)	(7,220)
Total non-current liabilities	(112)	(503)
Total net assets	$23,604	$20,694

	Year Ended	6 Months Ended
	December 31,2017	December 31,2016

Revenue	$-	$-
Net loss	(3,632)	(392)
Comprehensive loss	$(3,632)	$(392)

Reconciliation of GoviEx net assets to Denison carrying value
Reconciliation of GoviEx net assets to Denison investment carrying value:
Net assets of GoviEx – opening / at acquisition (1)	$20,694	$17,240
Share issue proceeds	5,796	3,440
Contributed surplus change	-	95
Share-based payment reserve change	746	311
Net loss	(3,632)	(392)
Net assets of GoviEx – closing	$23,604	$20,694
Denison ownership interest	18.72%	20.68%
Denison share of net assets of GoviEx	4,419	4,280
Other adjustments	(216)	412
Investment in GoviEx	$4,203	$4,692